Income Taxes - Deferred Tax Assets and Liabilities Reconcile to Amounts Presented in Consolidated Statements of Financial Position (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 16,492	¥ 18,385
Deferred tax liabilities	(1,573)	(1,161)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	17,127	19,344
Deferred tax liabilities	(2,208)	(2,119)
Adjustment to offset deferred tax assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(635)	(959)
Deferred tax liabilities	¥ 635	¥ 958